Derivative Instruments and Hedging Activities, Amounts Included in OCI, Income and AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from OCI into income (effective portion)		$ 54.8	$ (6.6)	$ 14.9
Net losses on commodity hedges recorded in OCI that are expected to be reclassified to revenue within twelve months		52.1
Interest Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from OCI into income (effective portion)		0.0	(2.4)	(6.1)
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from OCI into income (effective portion)		54.8	(4.2)	21.0
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Deferred gains (losses) included in accumulated OCI, before tax	[1]	86.7	60.3
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivatives (effective portion)		81.2	59.7	(5.8)
Cash Flow Hedging [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI on derivatives (effective portion)		81.2	59.7	(5.8)
Not Designated as Hedging Instrument [Member] | Commodity Contracts [Member] | Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivatives		$ (5.7)	$ (5.5)	$ (0.1)

[1]	Includes deferred net gains of $52.1 million as of December 31, 2015 related to contracts that will be settled and reclassified to revenue over the next 12 months.